CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 43,167	$ 34,236	$ 6,540	$ 34,869	$ 152
Short-term investments	93,286	113,846
Prepaid expenses and other current assets	1,961	2,589	638
Total current assets	138,414	150,671	11,175
Property, plant and equipment, net	779	840	930
Restricted cash	250	225	225
Total assets	139,443	151,736	12,339
Current liabilities:
Accounts payable	2,456	2,427	1,895
Deferred rent	85	83	76
Accrued expenses and other current liabilities	3,038	4,210	2,655
Total current liabilities	5,579	6,720	4,731
Long-term liabilities:
Deferred rent	206	228	311
Total liabilities	5,785	6,948	5,042
Commitments and contingencies
Preferred stock:
Convertible Preferred Stock, $0.001 par value: 10,000,000 shares authorized; no shares issued and outstanding at March 31, 2018 and December 31, 2017, respectively			40,000
Stockholders’ equity:
Common stock, $0.001 par value: 120,000,000 shares authorized; 27,284,140 shares issued and outstanding March 31, 2018 and December 31, 2017, respectively	27	27	10
Additional paid-in capital	260,342	255,013	43,830
Accumulated deficit	(126,711)	(110,252)	(76,543)
Total stockholders' equity (deficit)	133,658	144,788	(32,703)	$ (7,999)	$ (358)
Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	$ 139,443	$ 151,736	$ 12,339